Basis of presentation	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Basis of presentation

2.	Basis of presentation

Statement of compliance

These unaudited interim condensed consolidated financial statements, including comparatives, have been prepared in compliance with IFRS as issued by the International Accounting Standards Board, including International Accounting Standards (“IAS”) 34, Interim Financial Reporting. Accordingly, certain disclosures included in annual financial statements prepared in accordance with IFRS have been condensed or omitted and these unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2025.

These unaudited interim condensed consolidated financial statements were authorized for issuance by the Board of Directors of the Company on November 12, 2026.

Basis of presentation

These unaudited interim condensed consolidated financial statements are presented in Canadian dollars (“CAD”), unless otherwise noted and have been prepared on a historical cost basis, except for fair-value through-profit-or-loss financial assets and liabilities and derivative financial instruments, which are measured at fair value.

Change in Functional Currency

From inception to June 1, 2026, the functional currency of Almonty Industries Inc. has been CAD. The functional currency determination was conducted through an analysis of the consideration factors identified in IAS 21 The Effects of Changes in Foreign Exchange Rates. The June 2026 Convertible Senior Notes financing and changes to the Company’s structure and operations have resulted in a change to the functional currency in which the Company’s management conducts its operating, capital and financing decisions. Consequently, the functional currency of Almonty Industries Inc. became the United States dollar (“USD” or “US$”) effective June 1, 2026.